Invested and working capital, Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current [Abstract]
Provisions for employee benefits	$ 303	$ 462	$ 428
Total provisions	$ 303	$ 462	$ 428	$ 368